CONVERTIBLE NOTES (Details Narrative)								6 Months Ended	12 Months Ended
	Jun. 26, 2026 USD ($) Integer $ / shares	Mar. 13, 2026 USD ($) $ / shares shares	Feb. 02, 2026 USD ($) $ / shares shares	Jan. 29, 2026 USD ($) $ / shares shares	Jul. 22, 2025 USD ($) $ / shares shares	Jan. 28, 2025 USD ($) $ / shares	Aug. 02, 2024 USD ($) $ / shares	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Sep. 02, 2025	Aug. 31, 2024 USD ($)	Jul. 11, 2024 $ / shares	Jul. 01, 2024 $ / shares	Apr. 01, 2024 $ / shares
Short-Term Debt [Line Items]
Debt discount amount								$ 575,972	$ 72,367	$ 248,732
Convertible shares issued | shares		166,667
Accrued interest								395,138	$ 307,275	$ 38,530		$ 300,000
Exercise price | $ / shares		$ 5.00	$ 1.00	$ 1.00	$ 5.00	$ 10.00	$ 10.00			$ 1.25			$ 1.25	$ 2.50	$ 2.50
Debt issuance costs								$ 575,972
Maximum [Member]
Short-Term Debt [Line Items]
Weighted average volatility rate								71.30%	71.50%	68.20%
Minimum [Member]
Short-Term Debt [Line Items]
Weighted average volatility rate								70.00%	70.20%	62.90%
Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest expense								$ 201,817	$ 358,545	$ 38,530
Accrued interest								389,317	305,115	$ 38,350
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Outstanding promissory note		$ 550,000					$ 1,000,000	110,000.00
Interest rate percentage					18.00%						18.00%
Maturity date							Dec. 31, 2025
Conversion rate discount rate					50.00%
Debt conversion description					(i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price The proceeds received were allocated between the convertible note and warrants on a relative fair value basis.
Weighted average volatility rate					70.20%
Weighted average call option value | $ / shares					$ 1.282
Warrant fair value					$ 1,281,598
Debt discount amount					$ 248,732
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Outstanding promissory note						$ 500,000
Interest rate percentage					18.00%						18.00%
Maturity date						Dec. 31, 2025
Conversion rate discount rate					50.00%
Debt conversion description					(i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price. The proceeds received were allocated between the convertible note and warrants on a relative fair value basis.
Weighted average volatility rate					70.20%
Weighted average call option value | $ / shares					$ 1.295
Warrant fair value					$ 647,408
Debt discount amount					282,118
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Outstanding promissory note					$ 300,000
Interest rate percentage					18.00%
Maturity date					Apr. 22, 2026
Conversion rate discount rate					50.00%
Debt conversion description					(i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price. The proceeds received were allocated between the convertible note and warrants on a relative fair value basis.
Weighted average volatility rate					71.50%
Weighted average call option value | $ / shares					$ 1.492
Warrant fair value					$ 447,544
Debt discount amount					$ 179,606				$ 72,367
Convertible shares issued | shares					60,000
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Outstanding promissory note				$ 50,000
Interest rate percentage				18.00%
Maturity date				Oct. 29, 2026
Weighted average volatility rate				70.50%
Weighted average call option value | $ / shares				$ 1.483
Warrant fair value				$ 74,158
Debt discount amount				$ 29,864
Convertible shares issued | shares				50,000
Convertible price per share | $ / shares				$ 1.00
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Outstanding promissory note			$ 50,000
Interest rate percentage			18.00%
Maturity date			Nov. 02, 2026
Weighted average volatility rate			70.50%
Weighted average call option value | $ / shares			$ 1.483
Warrant fair value			$ 74,162
Debt discount amount			$ 26,865
Convertible shares issued | shares			50,000
Convertible price per share | $ / shares			$ 1.00
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Outstanding promissory note		$ 550,000
Interest rate percentage		12.00%
Maturity date		Mar. 13, 2027
Conversion rate discount rate		35.00%
Weighted average volatility rate		70.00%
Weighted average call option value | $ / shares		$ 0.812
Warrant fair value		$ 135,286
Debt discount amount		$ 108,579
Convertible shares issued | shares		166,667
Convertible price per share | $ / shares		$ 5.00
Proceeds from convertible debt		$ 500,000
Debt instrument original issue discount amount		50,000
Debt issuance costs		$ 30,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Outstanding promissory note	$ 550,000							55,000
Interest rate percentage	10.00%
Conversion rate discount rate	65.00%
Convertible price per share | $ / shares	$ 0.05
Proceeds from convertible debt	$ 500,000
Debt instrument original issue discount amount	$ 50,000
Treading prices | Integer	10
Convertible Notes Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares		$ 5.00
Convertible Notes Payable [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares		$ 0.05
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Outstanding promissory note	$ 550,000							$ 55,000
Interest rate percentage	10.00%
Conversion rate discount rate	65.00%
Convertible price per share | $ / shares	$ 0.05
Proceeds from convertible debt	$ 500,000
Debt instrument original issue discount amount	$ 50,000
Treading prices | Integer	10